      UNITED STATES SECURITIES
      AND EXCHANGE COMMISSION            OMB APPROVAL
      WASHINGTON, D.C. 20549
                                         OMB Number:        3235-0456
                                         Expires:          August 31, 2000
           FORM 24F-2                    Estimated average burden
  ANNUAL NOTICE OF SECURITIES SOLD       hours per response ..................1
      PURSUANT TO RULE 24f-2


  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


 1.    Name and address of issuer:
        The Hartford Mutual Funds, Inc.
       P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /


 3.    Investment Company Act File Number: 811-07589


       Securities Act File Number: 33-02381


 4(a). Last day of fiscal year for which this Form is filed:

       October 31, 2000

 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


 4(c). / /    Check box if this is the last time the issuer will be filing this Form.

 5. Calculation of registration fee:
(i)  Aggregate sale price of securities sold during
     the fiscal year pursuant to section 24(f):                                                             $ 5,191,652,084
(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                                            $ 1,600,053,544
iii) Aggregate price of securities redeemed or
     repurchased during any PRIOR fiscal year ending no earlier than October
     11, 1995 that were not previously used to reduce
     registration fees payable to the Commission                                    $ 0
(iv) Total available redemption
     credits [add Items 5(ii) and 5(iii)]:                                                                 $ 1,600,053,544
(v) Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract
     Item 5(iv) from Item 5(i)]:                                                                            $ 3,591,598,540

(vi) Redemption credits available for use in future years -- if
Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]:                                                                          $(            )

vii) Multiplier for determining registration fee                                                            .000250
      (See Instruction C.9):                                                                              X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is
due):                                                                                                     =  $ 897,899.64

 6.  Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                          + $

 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          = $  897,899.64

 9.  Date the registration fee and any interest payment was sent to the
     COMMISSION'S LOCKBOX DEPOSITORY: DECEMBER
     Method of Delivery:
               /X/   Wire Transfer
               / /   Mail or other means

                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                     Gregory Bubnash

                                     Assistant Director

DATE         DECEMBER  , 2000

  *Please print the name and title of the signing officer below the signature.